Financial risk management - Exchange risk management (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial risk management
Percent of revenue (excluding construction revenue) from TUA of international passengers (as a percent)	14.81%	16.87%	13.20%
Appreciation rate of the peso to U.S. Dollar (as a percent)	10.00%	10.00%	10.00%
Projected decrease in revenue due to appreciation rate of peso to U.S. dollar	$ 137,548	$ 116,929	$ 54,293
Depreciation of peso to U.S. Dollar (as a percent)		4.86%